Segment Analysis - Operating Income by Geographical Area (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [Line Items]
Total operating income	¥ 2,703,850	¥ 3,166,891	¥ 3,774,409
Japan [member]
Disclosure of geographical areas [Line Items]
Total operating income	1,791,910	2,079,758	2,633,858
Domestic [member]
Disclosure of geographical areas [Line Items]
Total operating income	1,791,910	2,079,758	2,633,858
Americas [member]
Disclosure of geographical areas [Line Items]
Total operating income	277,017	315,419	350,010
Europe and Middle East [member]
Disclosure of geographical areas [Line Items]
Total operating income	194,441	371,413	484,807
Asia and Oceania [member]
Disclosure of geographical areas [Line Items]
Total operating income	440,482	400,301	305,734
Foreign [member]
Disclosure of geographical areas [Line Items]
Total operating income	¥ 911,940	¥ 1,087,133	¥ 1,140,551